INVENTORIES	12 Months Ended
Dec. 31, 2024
Classes of current inventories [Abstract]
INVENTORIES [Text Block]

8 INVENTORIES

	December 31, 2024	December 31, 2023
Ore stockpiles	$674	$-
Work-in-process	51,987	-
Finished goods	714	-
Materials and supplies	4,645	-
	$58,020	-

Cost of inventories recognized in cost of sales totaled $25.0 million for the year ended December 31, 2024 (2023 - $nil) and no inventory write-downs were recognized during the period (note 16). Inventories were all related to the Florida Canyon mine.